Basic and Diluted Earnings (Loss) Per Share - Schedule of Antidilutive Securities Excluded from Computation of Diluted Net Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Options to Purchase Common Stock [Member]
Antidilutive securities excluded from computation of EPS	5,873,336	6,480,003